Other liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities [Line Items]
Taxes payable	$ 31,737	$ 51,277
Salaries payable	43,113	39,210
Purchase price payable for Viajanet acquisition	1,385	0
Accrued earnout liability	0	2,409
Others	7,422	1,797
Nonrelated Party
Other Liabilities [Line Items]
Total other current liabilities	$ 83,657	$ 94,693